Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax (Tables) [Line Items]
Schedule of income tax provision
(in thousands)	Year Ended December 31,
	2022	2021
Domestic	$(7,179)	$(4,826)
Foreign	213	163
Loss before for income tax expense	$(6,966)	$(4,663)

Schedule of net deferred tax assets
	December 31,
(in thousands)	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$17,360	$17,619
Research and development tax credits	2,157	1,875
Stock compensation	246	221
Capitalized research costs	1,338	—
Lease liability	299	—
Other timing differences	1,535	1,407
Gross deferred tax assets	22,935	21,122
Less: valuation allowance	(22,608)	(21,122)
	$327	$—
Deferred tax liabilities
Fixed assets	$(50)	$—
Right of use assets	(277)	—
Net deferred tax asset	$—	$—

Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate
(in thousands except for percentages)	Year Ended December 31,
	2022	2021
Tax at federal statutory rate	21.0%	21.0%
State tax, net of federal benefit	1.6%	6.4%
Embedded derivative adjustments	0.0%	(1.8)%
Research and development credits	2.4%	3.0%
Mark to market adjustments	(3.1)%	(0.9)%
PPP loan forgiveness income	0.0%	8.1%
Transaction costs	0.0%	0.0%
Stock based compensation	(1.2)%	0.0%
Other	(0.4)%	(6.9)%
Change in valuation allowance	(21.3)%	(33.4)%
	(1.0)%	(4.4)%

Schedule of gross unrecognized tax benefits
	December 31,
(in thousands)	2022	2021
Balance at beginning of year	$819	$694
Additions based on tax positions related to the current year	133	125
Balance at end of year	$952	$819

Roth CH Acquisition IV Co. [Member]
Income Tax (Tables) [Line Items]
Schedule of income tax provision
	December 31, 2022	December 31, 2021
Federal
Current	$395,019	$—
Deferred	(109,249)	(84,534)
State and Local
Current	—	—
Deferred	(64,545)	—
Change in valuation allowance	173,794	84,534
Income tax provision	$395,019	$—

Schedule of net deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforward	$—	$30,909
Startup/Organizational expenses	258,742	54,038
Total deferred tax assets	258,742	84,947
Valuation allowance	(258,742)	(84,947)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of reconciliation of the federal income tax rate to the company’s effective tax rate
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	6.98%	0.00%
M&A expenses	87.0%	0.00%
Franchise tax interest	0.07%	0.00%
Valuation allowance	67.10%	(21.00)%
Income tax provision	182.20%	0.00%